Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF

October 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 80.1%
Communication Services – 8.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$32,000	$31,708
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	30,000	26,819
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	25,439
Directv Financing LLC, 8.88%, 02/01/30(1)	15,000	14,818
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	70,000	67,476
DISH DBS Corp., 5.88%, 11/15/24	30,000	29,800
Gray Television, Inc., 7.00%, 05/15/27(1)	85,000	82,782
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	30,193
Nexstar Media, Inc., 5.63%, 07/15/27(1)	85,000	83,602
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	15,332
Univision Communications, Inc., 6.63%, 06/01/27(1)	85,000	84,418
Total Communication Services		492,387
Consumer Discretionary – 10.9%
Aptiv PLC / Aptiv Global Financing Dac, 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	55,000	53,659
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,328
Carnival Corp., 7.00%, 08/15/29(1)	5,000	5,233
Churchill Downs, Inc., 5.75%, 04/01/30(1)	85,000	83,748
Ford Motor Co., 3.25%, 02/12/32	95,000	79,508
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	55,000	55,276
Newell Brands, Inc., 6.63%, 09/15/29	79,000	80,249
Nmg Holding Co., Inc. / Neiman Marcus Group LLC, 8.50%, 10/01/28(1)	50,000	50,880
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	70,000	72,303
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	19,999
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	57,391
Total Consumer Discretionary		601,574
Consumer Staples – 3.7%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	52,000	53,075
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	2,333
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	37,972
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(1)	55,000	54,530
Post Holdings, Inc., 6.25%, 02/15/32(1)	30,000	30,371
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	24,796
Total Consumer Staples		203,077
Energy – 17.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	60,000	63,388
Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	$45,000	$45,950
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	65,000	66,726
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	49,000	49,094
Civitas Resources, Inc., 8.75%, 07/01/31(1)	52,000	54,528
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	60,000	59,961
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	5,082
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	25,000	25,269
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	30,000	30,924
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	30,000	30,193
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	65,000	69,379
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	70,000	67,225
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	39,956
Nabors Industries, Inc., 7.38%, 05/15/27(1)	50,000	50,077
Noble Finance II LLC, 8.00%, 04/15/30(1)	80,000	81,144
Transocean, Inc., 8.75%, 02/15/30(1)	55,250	57,282
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	70,000	71,340
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,614
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	30,000	30,206
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	54,608
Total Energy		956,946
Financials – 17.3%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(1)	67,000	68,449
Block, Inc., 6.50%, 05/15/32(1)	82,000	83,559
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	69,507
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(3)	60,000	58,138
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	80,000	83,208
Hat Holdings I LLC / Hat Holdings II LLC, 3.75%, 09/15/30(1)	80,000	70,077
Hub International Ltd., 7.25%, 06/15/30(1)	65,000	67,228
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	85,000	82,357
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	88,000	83,064
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	85,000	80,426

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	$80,000	$76,594
OneMain Finance Corp., 7.13%, 11/15/31	80,000	80,975
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	55,000	56,360
Total Financials		959,942
Health Care – 2.3%
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	35,000	30,572
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,698
Medline Borrower LP, 5.25%, 10/01/29(1)	80,000	77,557
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	5,094
Total Health Care		129,921
Industrials – 8.0%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	85,000	86,487
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	75,000	67,153
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(1)	85,000	87,493
Hertz Corp. (The), 4.63%, 12/01/26(1)	79,000	59,757
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	32,733
Regal Rexnord Corp., 6.05%, 04/15/28	30,000	30,716
TransDigm, Inc., 6.75%, 08/15/28(1)	80,000	81,817
Total Industrials		446,156
Information Technology – 3.1%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,901
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	45,000	44,618
Rocket Software, Inc., 9.00%, 11/28/28(1)	50,000	52,173
Viasat, Inc., 5.63%, 09/15/25(1)	65,000	64,216
Total Information Technology		170,908
Materials – 4.1%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	62,000	33,395
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	55,000	55,764
LSB Industries, Inc., 6.25%, 10/15/28(1)	85,000	82,318
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	55,000	56,294
Total Materials		227,771
Real Estate – 0.6%
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/29(1)	35,000	33,650
Utilities – 3.9%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	50,000	51,848
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T-Note + 2.75%), 12/15/54(2)	65,000	67,443
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	29,814
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	43,000	40,178
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	25,000	25,870
Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
Total Utilities		$215,153
Total Corporate Bonds
(Cost $4,536,002)		4,437,485
FOREIGN BONDS – 12.4%
Communication Services – 0.1%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$20,000	6,284
Consumer Discretionary – 2.3%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	70,000	71,273
Great Canadian Gaming Corp., 8.75%, 11/15/29 (Canada)(1)	10,000	10,000
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	44,659
Total Consumer Discretionary		125,932
Energy – 3.1%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	55,000	56,306
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	67,000	69,046
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	44,476
Total Energy		169,828
Financials – 0.4%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	20,000	20,431
Health Care – 1.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	62,014

Industrials – 2.0%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	43,000	42,289
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	70,000	71,550
Total Industrials		113,839
Materials – 3.4%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	68,000	67,734
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	50,000	53,029
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	70,000	69,761
Total Materials		190,524

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Total Foreign Bonds
(Cost $699,910)		$688,852

TERM LOAN – 0.0%(5)
Financials – 0.0%(5)
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(4)	2,558	844

	Shares
COMMON STOCK – 0.0%(5)
Health Care – 0.0%(5)
Lannett Co., Inc.*(4) (Cost $462)	416	—
MONEY MARKET FUND - 6.0%
JP Morgan U.S. Government Money Market Institutional Shares, 4.71%(6) (Cost $331,810)	331,810	331,810
TOTAL INVESTMENTS - 98.5%
(Cost $5,568,210)		5,458,991
Other Assets in Excess of Liabilities - 1.5%		80,837
Net Assets - 100.0%		$5,539,828

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $4,346,326, or 78.5% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(3)	Perpetual security with no stated maturity date.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount rounds to less than 0.05%.
(6)	The rate shown reflects the seven-day yield as of October 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$4,437,485	$—	$4,437,485
Foreign Bonds	—	688,852	—	688,852
Term Loan	—	—	844	844
Common Stock	—	—	0	0
Money Market Fund	331,810	—	—	331,810
Total	$331,810	$5,126,337	$844	$5,458,991

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2024.